Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2017
Recurring Basis
Schedule of Assets and Liabilities Measured at Fair Value

	Quoted Prices in	Significant Other	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs	Aggregate
As at December 31, 2017	(Level 1)	(Level 2)	(Level 3)	Fair Value
Cash and cash equivalents	$511.1	$—	$—	$511.1
Receivables from provisional gold equivalent sales	—	11.3	—	11.3
Available-for-sale equity investments	168.1	—	—	168.1
Warrants	—	0.8	—	0.8
	$679.2	$12.1	$—	$691.3

	Quoted Prices in	Significant Other	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs	Aggregate
As at December 31, 2016	(Level 1)	(Level 2)	(Level 3)	Fair Value
Cash and cash equivalents	$253.0	$—	$—	$253.0
Receivables from provisional gold equivalent sales	—	9.8	—	9.8
Available-for-sale equity investments	114.6	—	—	114.6
Warrants	—	0.9	—	0.9
	$367.6	$10.7	$—	$378.3

Non recurring Basis
Schedule of Assets Measured at Fair Value on a Non-Recurring Basis

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs	Aggregate
As at December 31, 2017	(Level 1)	(Level 2)	(Level 3)	Fair Value
Royalty, stream and working interests	$—	$—	$2.1	$2.1
	$—	$—	$2.1	$2.1

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs	Aggregate
As at December 31, 2016	(Level 1)	(Level 2)	(Level 3)	Fair Value
Royalty, stream and working interests	$—	$—	$2.1	$2.1
	$—	$—	$2.1	$2.1